Other Receivables - Additional Information (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2019	Dec. 31, 2018
Disclosure of financial assets [abstract]
Weighted average annualized interest rate of term deposit	2.54%	2.26%
Term deposits	¥ 43	¥ 264